OTHER EXPENSES BY FUNCTION (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OTHER EXPENSES BY FUNCTION
Contingencies and non-operating fees	$ 6,316,102	$ (7,950,093)	$ (1,081,812)
Tax on bank debts and other bank expenses	(7,150,739)	(5,270,040)	(3,367,615)
Write-offs, disposals and loss of property, plant and equipment		417,623	7,972,976
Others	(51,694)	(1,574,034)	(5,007,853)
Total	$ (886,331)	$ (15,211,790)	$ (17,430,256)